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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-06567
Invesco Van Kampen Municipal Opportunity Trust
(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices)     (Zip code)
Colin Meadows 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 2/28
Date of reporting period: 8/31/11

Item 1. Reports to Stockholders.

Invesco Van Kampen Municipal Opportunity Trust
Semiannual Report to Shareholders ▪ August 31, 2011
NYSE: VMO

2	Trust Performance
3	Dividend Reinvestment Plan
4	Schedule of Investments
18	Financial Statements
21	Notes to Financial Statements
27	Financial Highlights
29	Approval of Investment Advisory and Sub-Advisory Agreements
31	Results of Proxy

Unless otherwise noted, all data provided by Invesco.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Trust Performance

Performance summary
Cumulative total returns, 2/28/11 to 8/31/11

Trust at NAV	10.75%

Trust at Market Value	11.97

Barclays Capital Municipal Bond Index▼	6.39

Market Price Premium to NAV as of 8/31/11	1.58

▼Lipper Inc.
The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Investment return, net asset value and common share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect Trust expenses, the reinvestment of distributions (if any) and changes in net asset value (NAV) for performance based on NAV and changes in market price for performance based on market price.
     Since the Trust is a closed-end management investment company, shares of the Trust may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Trust cannot predict whether shares will trade at, above or below NAV. The Trust should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.
The Barclays Capital Municipal Bond Index is an unmanaged index considered representative of the tax-exempt bond market.
     The Trust is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Trust may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.

Portfolio Management Update

The following individuals are jointly and primarily responsible for the day-to-day management of Invesco Van Kampen Municipal Opportunity Trust.
     Effective June 28, 2011, Richard Berry joined the Trust’s management team. He has been associated with Invesco or its affiliates in an investment capacity since 1987.
     Effective June 28, 2011, Stephen Turman joined the Trust’s management team. He has been associated with Invesco or its affiliates in an investment capacity since 1985.
     Thomas Byron began managing the Trust in 2009 and has been associated with Invesco or its affiliates in an investment capacity since 2010. From 1981 to 2010, Mr. Byron was associated with Van Kampen Asset Management or its affiliates in an investment capacity.
     Robert Stryker began managing the Trust in 2009 and has been associated with Invesco or its affiliates in an investment capacity since 2010. From 1994 to 2010, Mr. Stryker was associated with Van Kampen Asset Management or its affiliates in an investment capacity.
     Robert Wimmel began managing the Trust in 2001 and has been associated with Invesco or its affiliates in an investment capacity since 2010. From 1996 to 2010, Mr. Wimmel was associated with Van Kampen Asset Management or its affiliates in an investment capacity.

NYSE Symbol	VMO
2	Invesco Van Kampen Municipal Opportunity Trust

Dividend Reinvestment Plan
The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Trust. Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of your Trust, allowing you to potentially increase your investment over time.

Plan benefits
■	Add to your account: You may increase the amount of shares in your Trust easily and automatically with the Plan.

■	Low transaction costs:
Shareholders who participate in the Plan are able to buy shares at below-market prices when the Trust is trading at a premium to its net asset value (NAV). In addition, transaction costs are low because when new shares are issued by a Trust, there is no fee, and when shares are bought in blocks on the open market, the per share fee is shared among all Participants.

■	Convenience:
You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent) which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account via the Internet. To do this, please go to invesco.com/us.

■	Safekeeping: The Agent will hold the shares it has acquired for you in safekeeping.

How to participate in the Plan
If you own shares in your own name, you can participate directly in the Plan. If your shares are held in “street name” — in the name of your brokerage firm, bank, or other financial institution — you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll
To enroll in the Plan, please read the Terms and Conditions in the Plan Brochure. You can enroll in the Plan by visiting invesco.com/us, calling toll-free 800 341 2929 or notifying us in writing at Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078. Please include your Trust name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before such Distributions are paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distributions.

How the Plan works
If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your reinvestment shares. If the Trust is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Trust is trading above or below NAV, the price is determined by one of two ways:
1.	Premium: If the Trust is trading at a premium — a market price that is higher than its NAV — you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Trust trades at a premium, you’ll pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.

2.	Discount: If the Trust is trading at a discount — a market price that is lower than NAV — you’ll pay the market price for your reinvested shares.

Costs of the Plan
There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by your Trust. If your Trust is trading at or above its NAV, your new shares are issued directly by the Trust and there are no brokerage charges or fees. However, if your Trust is trading at a discount, the shares are purchased on the open market, and you will pay your portion of per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all Participants in blocks, resulting in lower fees for each individual Participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications
The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.
     Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under U.S. federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan
You may withdraw from the Plan at any time by calling 800 341 2929, visiting invesco.com/us or by writing to Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Trust name and account number. Also, ensure that all shareholders listed on the account have signed these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:
1.	If you opt to continue to hold your non-certificated whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees.
2.	If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting a $2.50 service fee and applicable per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.
3.	You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Trust shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.
     To obtain a complete copy of the Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/us.
3	Invesco Van Kampen Municipal Opportunity Trust

Schedule of Investments

August 31, 2011
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–168.37%
Alabama–1.77%
Bessemer Governmental Utility Services Corp.; Series 2008 A, Ref. Water Supply RB (INS–AGC)(a)(b)	5.00%	06/01/39	$1,975	$2,012,881

Birmingham (City of) Airport Authority; Series 2010, RB (INS–AGM)(a)	5.25%	07/01/30	1,500	1,566,705

Health Care Authority for Baptist Health (The); Series 2009 A, RB(c)(d)	6.13%	05/15/12	1,250	1,285,912

Huntsville-Redstone Village (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facilities RB	5.50%	01/01/43	1,600	1,169,488

Mobile (City of) Industrial Development Board (Mobile Energy Services Co.); Series 1995, Ref. Solid Waste Disposal RB	6.95%	01/01/20	5	—

Selma (City of) Industrial Development Board (Gulf Opportunity Zone); Series 2009 A, RB	6.25%	11/01/33	1,825	1,914,042

				7,949,028

Arizona–4.65%
Arizona (State of) Transportation Board;
Series 2008 B, Highway RB(b)	5.00%	07/01/25	1,575	1,741,588

Series 2008 B, Highway RB(b)	5.00%	07/01/26	2,365	2,593,152

Arizona Capital Facilities Finance Corp. (Arizona State University); Series 2000, Student Housing RB	6.25%	09/01/32	1,425	1,376,593

Glendale (City of) Industrial Development Authority (Midwestern University);
Series 2010, RB	5.00%	05/15/35	500	488,425

Series 2010, RB	5.13%	05/15/40	1,000	977,140

Goodyear (City of) McDowell Road Commercial Corridor Improvement District; Series 2007, Special Assessment Bonds (INS–AMBAC)(a)	5.25%	01/01/32	1,775	1,788,810

Maricopa (County of) Industrial Development Authority (Catholic Healthcare West); Series 2009 C, Health Facilities RB(c)(d)	5.00%	07/01/14	2,050	2,239,584

Maricopa (County of) Pollution Control Corp. (Arizona Public Service Co.–Palo Verde); Series 2009 B, Ref. PCR(c)(d)	5.50%	05/01/12	1,125	1,153,508

Maricopa (County of) Stadium District; Series 2002, Ref. RB (INS–AMBAC)(a)	5.38%	06/01/19	1,500	1,414,650

Navajo (County of) Pollution Control Corp.;
Series 2009 C, PCR(c)(d)	5.50%	06/01/14	575	620,833

Series 2009 E, PCR(c)(d)	5.75%	06/01/16	675	771,120

Phoenix (City of) Industrial Development Authority (Career Success Schools);
Series 2009, Education RB	7.00%	01/01/39	595	544,538

Series 2009, Education RB	7.13%	01/01/45	570	524,622

Pima (County of) Industrial Development Authority (Global Water Resources LLC); Series 2007, Water & Wastewater RB(e)	6.55%	12/01/37	2,100	1,894,284

Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB(b)	5.00%	01/01/28	1,930	2,104,646

University Medical Center Corp.; Series 2005, Hospital RB	5.00%	07/01/35	705	621,027

				20,854,520

California–15.45%
Anaheim (City of) Public Financing Authority (Public Improvements); Series 1997 C, CAB Sub. Lease RB (INS–AGM)(a)(f)	0.00%	09/01/20	2,630	1,657,373

Bay Area Governments Association (California Redevelopment Agency Pool); Series 2004 A, Tax Allocation RB (INS–SGI)(a)	5.25%	09/01/29	2,400	1,982,448

Bay Area Toll Authority (San Francisco Bay Area); Series 2008 F-1, Toll Bridge RB(b)	5.00%	04/01/39	4,000	4,134,600

Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds(f)	0.00%	08/01/28	750	311,100

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Invesco Van Kampen Municipal Opportunity Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California–(continued)

California (State of) Department of Water Resources (Central Valley);
Series 2008 AE, Water RB(b)	5.00%	12/01/24	$725	$816,749

Series 2008 AE, Water RB(b)	5.00%	12/01/25	900	1,004,373

Series 2008 AE, Water RB(b)	5.00%	12/01/26	900	995,589

Series 2008 AE, Water RB(b)	5.00%	12/01/27	525	575,421

Series 2008 AE, Water RB(b)	5.00%	12/01/28	900	980,775

California (State of) Health Facilities Financing Authority (Catholic Health Care West); Series 2009 A, RB	6.00%	07/01/34	1,000	1,070,100

California (State of) Housing Finance Agency;
Series 2008 K, Home Mortgage RB(e)	5.30%	08/01/23	2,900	2,836,026

Series 2008 K, Home Mortgage RB(e)	5.45%	08/01/28	3,400	3,402,040

California (State of) Pollution Control Financing Authority (Waste Management Inc.); Series 2002 B, Solid Waste Disposal RB(e)	5.00%	07/01/27	2,000	1,980,460

California (State of) Public Works Board (Department of Mental Health Coalinga State Hospital); Series 2004 A, Lease RB	5.00%	06/01/25	2,000	2,016,920

California (State of) Statewide Communities Development Authority (Adventist Health System/West); Series 2005 A, Health Facility RB	5.00%	03/01/30	5,000	5,001,600

California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2009 A, RB	5.00%	04/01/19	1,250	1,454,312

California (State of) Statewide Communities Development Authority (Rady Children’s Hospital); Series 2008 B, VRD RB (LOC–Wells Fargo Bank, N.A.)(g)(h)	0.06%	08/15/47	3,200	3,200,000

California (State of);
Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/31	1,150	1,250,292

Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds	5.25%	07/01/21	1,800	2,118,582

Daly (City of) Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. Third Tier RB	6.50%	12/15/47	410	359,509

East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB	5.00%	06/01/36	3,800	4,059,198

Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB(i)	5.50%	03/01/18	130	126,585

Palomar Pomerado Health Care District; Series 2009, COP	6.75%	11/01/39	1,050	1,071,095

Sacramento (County of); Series 2010, Sr. Airport System RB	5.00%	07/01/40	2,100	2,095,086

San Diego (County of) Community College District (Election 2006); Series 2011, Unlimited Tax GO Bonds	5.00%	08/01/36	5,505	5,770,176

San Francisco (City & County of) Airports Commission (San Francisco International Airport);
Second Series 2008 A-4, Ref. RB(c)(d)(e)(j)	6.50%	05/01/12	1,150	1,195,655

Second Series 2011 F, Ref. Series RB(e)	5.00%	05/01/25	710	725,244

Second Series 2011 F, Ref. RB(e)	5.00%	05/01/26	1,420	1,437,281

San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, RB	5.00%	11/01/36	3,090	3,257,323

Southern California Public Power Authority (Mead-Adelanto); Series 2008 A, VRD RB(g)	0.10%	07/01/20	500	500,000

Southern California Tobacco Securitization Authority (San Diego County Tobacco Asset Securitization Corp.);
Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/37	3,000	2,033,550

Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/46	10,000	6,361,500

Turlock (City of) (Emanuel Medical Center, Inc.); Series 2004, Health Facilities COP	5.38%	10/15/34	1,600	1,367,392

Vernon (City of); Series 2009 A, Electric System RB	5.13%	08/01/21	2,000	2,108,100

				69,256,454

Colorado–3.10%
Colorado (State of) Health Facilities Authority (Catholic Health); Series 2006 C5, RB (INS–AGM)(a)(b)	5.00%	09/01/36	4,475	4,521,450

Colorado (State of) Health Facilities Authority (Evangelical Lutheran); Series 2005, RB	5.00%	06/01/35	2,790	2,547,465

Colorado (State of) Health Facilities Authority (Portercare Adventist Health); Series 2001, Hospital RB(c)(j)	6.50%	11/15/11	1,000	1,022,890

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Van Kampen Municipal Opportunity Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Colorado–(continued)

Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, Health & Residential Care Facilities RB	5.25%	07/01/27	$500	$427,245

Series 2007 A, Health & Residential Care Facilities RB	5.30%	07/01/37	375	293,370

Colorado (State of) Housing & Finance Authority; Series 1997 B-2, MFH Mortgage RB (INS–FHA)(a)(e)	5.80%	10/01/28	640	640,384

Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, Private Activity RB	6.50%	01/15/30	1,300	1,370,603

Series 2010, Private Activity RB	6.00%	01/15/34	1,050	1,057,087

Montezuma (County of) Hospital District (Health Facilities Enterprise); Series 2007, Ref. Hospital RB	5.90%	10/01/37	910	747,447

Salida Hospital District; Series 2006, RB	5.25%	10/01/36	1,499	1,249,252

				13,877,193

Connecticut–1.47%
Connecticut (State of) (Bradley International Airport); Series 2000 A, Special Obligation Parking RB (INS–ACA)(a)(e)	6.60%	07/01/24	3,800	3,689,344

Connecticut (State of) Housing Finance Authority; Subseries 2010 D-2, Housing Mortgage Finance Program RB(e)	5.00%	05/15/31	1,505	1,528,779

Hamden (Town of) (Whitney Center); Series 2009 B, Entrance Fee Principal Redemption RB	6.13%	01/01/14	1,350	1,351,714

				6,569,837

District of Columbia–4.88%
District of Columbia (Gonzaga College High School); Series 2002, RB (INS–AGM)(a)	5.25%	07/01/32	2,500	2,503,725

District of Columbia (Sibley Memorial Hospital);
Series 2009, Hospital RB	6.50%	10/01/29	700	769,083

Series 2009, Hospital RB	6.38%	10/01/34	2,215	2,386,375

District of Columbia Water & Sewer Authority;
Series 2007 A, Public Utility Sub. Lien RB (INS–AGM)(a)	5.50%	10/01/41	8,000	8,599,520

Series 2008 A, Ref. Public Utility Sub. Lien RB (INS–AGC)(a)(b)	5.00%	10/01/29	700	745,675

Series 2008 A, Ref. Public Utility Sub. Lien RB (INS–AGC)(a)(b)	5.00%	10/01/34	1,425	1,483,097

Metropolitan Washington Airports Authority; Series 2002 A, System RB (INS–NATL)(a)(e)	5.25%	10/01/32	5,350	5,376,857

				21,864,332

Florida–10.20%
Alachua (County of) (North Florida Retirement Village, Inc.); Series 2007, IDR	5.88%	11/15/36	1,000	789,400

Brevard (County of) Health Facilities Authority (Buena Vida Estates, Inc.); Series 2008, Residential Care Facility RB	6.75%	01/01/37	1,220	1,081,664

Citizens Property Insurance Corp.; Series 2010 A-1, Sr. Sec. High Risk Account RB	5.25%	06/01/17	2,090	2,274,568

Escambia (County of) Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB (INS–AMBAC)(a)	5.95%	07/01/20	335	349,214

Florida (State of) Department of Transportation;
Series 2008 A, Ref. Turnpike RB(b)	5.00%	07/01/26	2,540	2,723,210

Series 2008 A, Ref. Turnpike RB(b)	5.00%	07/01/27	2,580	2,754,924

Series 2008 A, Ref. Turnpike RB(b)	5.00%	07/01/28	2,805	2,980,060

Series 2008 A, Ref. Turnpike RB(b)	5.00%	07/01/32	2,500	2,618,350

Hillsborough (County of) Aviation Authority;
Series 2008 A, RB (INS–AGC)(a)(b)(e)	5.38%	10/01/33	900	918,810

Series 2008 A, RB (INS–AGC)(a)(b)(e)	5.50%	01/01/38	2,000	2,031,520

Hillsborough (County of) Industrial Development Authority (Tampa Electric Co.);
Series 2006, Ref. PCR (INS–AMBAC)(a)(c)(d)	5.00%	03/15/12	700	715,708

Series 2007 B, Ref. PCR(c)(d)	5.15%	09/01/13	775	838,224

Miami-Dade (County of) (Miami International Airport);
Series 2002, Aviation RB (INS–AGC)(a)(e)	5.38%	10/01/27	2,100	2,122,008

Series 2002, Aviation RB (INS–AGC)(a)(e)	5.38%	10/01/32	2,500	2,504,300

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Van Kampen Municipal Opportunity Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida–(continued)

Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB	5.00%	07/01/40	$2,000	$1,983,260

Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2010 A, Ref. Hospital RB	6.13%	08/01/42	595	617,925

Midtown Miami Community Development District; Series 2004 A, Special Assessment RB	6.00%	05/01/24	520	517,218

Overoaks Community Development District;
Series 2004 A, Capital Improvement Special Assessment RB(k)	6.13%	05/01/35	120	1

Series 2010 A-2, Capital Improvement CAB RB(l)	6.13%	05/01/35	125	80,275

Series 2010 B, Capital Improvement CAB RB(l)	5.13%	05/01/17	280	237,849

Palm Beach (County of) Health Facilities Authority (The Waterford); Series 2007, RB	5.88%	11/15/37	1,000	969,380

Palm Beach (County of) Solid Waste Authority; Series 2009, Improvement RB (INS–BHAC)(a)(b)	5.50%	10/01/23	2,400	2,838,168

Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS–AMBAC)(a)(c)(d)	5.35%	05/01/18	2,900	3,297,445

Reunion East Community Development District; Series 2005, Special Assessment RB(k)	5.80%	05/01/36	490	240,281

Seminole Indian Tribe of Florida; Series 2007 A, Special Obligation RB(i)	5.75%	10/01/22	750	749,348

Seven Oaks Community Development District II (Pasco County); Series 2004 A, Special Assessment RB	5.88%	05/01/35	835	602,269

South Miami (City of) Health Facilities Authority (Baptist Health South Florida Obligated Group); Series 2007, Hospital RB(b)	5.00%	08/15/32	7,510	7,525,170

Sterling Hill Community Development District (Hernando County); Series 2003 A, Capital Improvement Special Assessment RB	6.20%	05/01/35	750	668,378

Tolomato Community Development District; Series 2007, Special Assessment RB	6.65%	05/01/40	1,140	700,769

				45,729,696

Georgia–5.87%
Atlanta (City of) (Beltline);
Series 2009 B, Tax Allocation RB	6.75%	01/01/20	620	637,577

Series 2009 B, Tax Allocation RB	6.75%	01/01/20	345	354,781

Series 2009 B, Tax Allocation RB	7.38%	01/01/31	190	195,540

Atlanta (City of);
Series 2004 C, Airport Passenger Facility Charge & Sub. Lien General RB (INS–AGM)(a)(b)	5.00%	01/01/33	5,000	5,048,950

Series 2009 A, Water & Wastewater RB	6.00%	11/01/27	1,150	1,294,325

Series 2009 A, Water & Wastewater RB	6.00%	11/01/28	1,250	1,398,613

Series 2009 A, Water & Wastewater RB	6.00%	11/01/29	1,150	1,279,180

Burke (County of) Development Authority (Oglethorpe Power Vogtle); Series 2011 A, PCR(c)(d)	2.50%	03/01/13	1,575	1,603,334

Georgia (State of) Municipal Electric Authority; Series 1997 A, RB (INS–NATL)(a)	6.50%	01/01/20	7,000	8,366,890

Monroe (County of) Development Authority (Oglethorpe Power Corp. Scherer); Series 1992 A, PCR	6.80%	01/01/12	3,770	3,838,802

Oconee (County of) Industrial Development Authority (OIIT); Series 2003, RB (INS–SGI)(a)	5.25%	07/01/25	1,000	1,056,390

Putnam (County of) Development Authority (Georgia Power Co.); First Series 1996, PCR	5.10%	06/01/23	1,200	1,227,780

				26,302,162

Hawaii–0.42%
Hawaii (State of); Series 2010 A, Airport System RB	5.00%	07/01/39	1,875	1,902,300

Idaho–0.85%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System);
Series 2008 A, RB	6.50%	11/01/23	750	857,745

Series 2008 A, RB	6.75%	11/01/37	1,000	1,104,870

Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/27	775	658,014

University of Idaho of Regents (The); Series 2011, Ref. General RB(c)(d)	5.25%	04/01/21	1,010	1,166,883

				3,787,512

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Van Kampen Municipal Opportunity Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois–18.30%
Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/23	$1,250	$1,077,525

Bolingbrook (Village of); Series 1999 B, Unlimited Tax CAB GO Bonds (INS–NATL)(a)(f)	0.00%	01/01/30	1,365	434,684

Bourbonnais (Village of) (Olivet Nazarene University); Series 2010, Industrial Project RB	5.50%	11/01/40	675	660,548

Chicago (City of) (O’Hare International Airport);
Series 2002 A, Ref. General Airport Third Lien RB (INS–NATL)(a)(e)	5.38%	01/01/32	3,150	3,149,968

Series 2005 A, General Airport Third Lien RB (INS–AGC)(a)(b)	5.25%	01/01/24	10,900	11,527,622

Series 2005 A, General Airport Third Lien RB (INS–AGC)(a)(b)	5.25%	01/01/25	10,000	10,506,500

Series 2005 A, General Airport Third Lien RB (INS–AGC)(a)(b)	5.25%	01/01/26	3,855	4,033,062

Chicago (City of) Board of Education;
Series 2008 C, Ref. Unlimited Tax GO Bonds (INS–AGM)(a)(b)	5.00%	12/01/27	2,600	2,666,534

Series 2008 C, Ref. Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	12/01/27	4,000	4,102,360

Chicago (City of);
Series 2007 F, Ref. VRD Unlimited Tax GO Bonds(g)	0.23%	01/01/42	2,000	2,000,000

Series 2008 A, Unlimited Tax GO Bonds (INS–AGC)(a)(b)	5.25%	01/01/25	1,450	1,531,331

Series 2011, Tax Increment COP	7.13%	05/01/21	220	226,743

Series 2011, Tax Increment COP	7.13%	05/01/21	725	747,221

Granite City (City of) (Waste Management, Inc.); Series 2002, Solid Waste Disposal RB(c)(d)(e)	3.50%	05/01/27	800	824,752

Illinois (State of) Finance Authority (Christian Homes, Inc.); Series 2007 A, Ref. RB	5.75%	05/15/26	2,300	2,220,167

Illinois (State of) Finance Authority (Kish Health System Obligated Group); Series 2008, Ref. Hospital RB	5.50%	10/01/22	1,100	1,173,942

Illinois (State of) Finance Authority (Northwestern Memorial Hospital);
Series 2009 A, RB(b)	5.38%	08/15/24	2,200	2,440,724

Series 2009 A, RB(b)	5.75%	08/15/30	1,400	1,508,150

Illinois (State of) Finance Authority (OSF Healthcare System); Series 2007 A, RB	5.75%	11/15/37	2,500	2,517,900

Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2010 D-2, TEMPS-65sm RB	7.00%	11/15/15	1,600	1,587,184

Illinois (State of) Finance Authority (Riverside Health System); Series 2009, RB	6.25%	11/15/35	1,150	1,210,099

Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/37	1,000	961,490

Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB	7.25%	11/01/38	1,800	1,977,606

Illinois (State of) Finance Authority (Sherman Health Systems); Series 2007 A, RB	5.50%	08/01/37	5,500	4,954,125

Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002 A, Dedicated State Tax RB (INS–NATL)(a)	5.25%	06/15/42	6,000	5,972,280

Series 2010 A, Dedicated State Tax RB	5.50%	06/15/50	2,100	2,130,492

Illinois (State of) Regional Transportation Authority; Series 1994 B, RB (INS–AMBAC)(a)	8.00%	06/01/17	5,000	6,253,100

Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/23	3,025	3,192,918

Will-Kankakee Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB(e)	7.00%	12/01/42	475	415,806

				82,004,833

Indiana–2.60%
Allen County Juvenile Justice Center Building Corp.; Series 2001, First Mortgage RB(c)(j)	5.50%	01/01/12	1,000	1,027,690

Crown Point (City of) (Wittenberg Village); Series 2009 C-1, TEMPS-80sm Economic Development RB	7.25%	11/15/14	575	575,006

Indiana (State of) Finance Authority (CWA Authority, Inc.); Series 2011 B, Second Lien Wastewater Utility RB	5.25%	10/01/31	2,130	2,229,237

Indiana (State of) Finance Authority (Deaconess Hospital Obligated Group); Series 2009 A, Hospital RB	6.75%	03/01/39	1,360	1,488,656

Indiana (State of) Finance Authority (Howard Regional Health System); Series 2005 B, VRD Hospital RB (LOC– Harris N.A.)(g)(h)	0.12%	01/01/35	300	300,000

Indiana (State of) Finance Authority (Indianapolis Power & Light Co.); Series 2009 A, Ref. Environmental Facilities RB	4.90%	01/01/16	1,525	1,687,595

Indiana (State of) Finance Authority; Series 1999, Ref. Exempt Facilities RB(e)	5.95%	08/01/30	2,500	2,515,100

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Van Kampen Municipal Opportunity Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Indiana–(continued)

Indiana (State of) Health Facility Financing Authority (Columbus Regional Hospital); Series 1993, Ref. RB (INS–AGM)(a)	7.00%	08/15/15	$1,260	$1,401,133

Vigo (County of) Hospital Authority (Union Hospital, Inc.); Series 2007, RB(i)	5.75%	09/01/42	500	441,830

				11,666,247

Iowa–0.42%
Des Moines (City of); Series 2000 A, Public Parking System RB (INS–NATL)(a)	5.75%	06/01/17	1,890	1,897,447

Kansas–0.57%
Kansas (State of) Development Finance Authority (Adventist Health); Series 2009, Hospital RB	5.75%	11/15/38	2,400	2,576,496

Kentucky–2.34%
Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Subseries 2008 A-1, RB (INS–AGC)(a)	5.75%	12/01/28	1,400	1,497,426

Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital Facilities RB	6.50%	03/01/45	1,500	1,533,915

Kentucky (State of) Property & Building Commission (No. 93);
Series 2009, Ref. RB (INS–AGC)(a)	5.25%	02/01/24	1,510	1,679,271

Series 2009, Ref. RB (INS–AGC)(a)	5.25%	02/01/25	1,710	1,883,172

Louisville-Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.); Series 2006, Health System RB	5.25%	10/01/36	4,000	3,880,480

				10,474,264

Louisiana–2.20%
Lakeshore Villages Master Community Development District; Series 2007, Special Assessment RB(k)	5.25%	07/01/17	989	494,896

Louisiana (State of) Energy & Power Authority; Series 2000, Ref. RB (INS–AGM)(a)	5.75%	01/01/12	3,000	3,054,780

Louisiana (State of) Public Facilities Authority (Entergy Louisiana LLC); Series 2010, RB	5.00%	06/01/30	1,050	1,065,970

Louisiana State Citizens Property Insurance Corp.; Series 2009 C-2, Assessment RB (INS–AGC)(a)	6.75%	06/01/26	1,900	2,186,254

Rapides Finance Authority (Cleco Power LLC); Series 2007, RB(c)(d)(e)	5.25%	03/01/13	1,850	1,923,334

St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/37	1,200	1,144,656

				9,869,890

Maryland–0.75%
Maryland (State of) Health & Higher Educational Facilities Authority (Mercy Medical Center); Series 2007 A, RB	5.50%	07/01/42	1,915	1,753,527

Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/35	940	929,106

Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB	5.38%	06/01/25	665	656,993

				3,339,626

Massachusetts–2.11%
Massachusetts (State of) Bay Transportation Authority; Series 1993 A, Ref. General RB	5.50%	03/01/12	385	395,129

Massachusetts (State of) Development Finance Agency (Berklee College of Music); Series 2007 A, RB	5.00%	10/01/32	1,650	1,672,374

Massachusetts (State of) Development Finance Agency (Hillcrest Extended Care Services, Inc.); Series 2001 A, VRD RB (LOC–Bank of America, N.A.)(g)(h)	0.26%	10/01/26	485	485,000

Massachusetts (State of) Development Finance Agency (Linden Ponds Inc.);
Series 2007 A, RB	5.75%	11/15/35	400	223,220

Series 2007 A, RB	5.75%	11/15/42	475	253,199

Massachusetts (State of) Development Finance Agency (SEAMASS System); Series 2001 A, Resource Recovery RB (INS–NATL)(a)	5.63%	01/01/16	3,000	3,055,530

Massachusetts (State of) Development Finance Agency (St. Memorial Medical Center); Series 1993 A, RB	6.00%	10/01/23	640	547,270

Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	7.25%	01/01/32	750	829,733

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Van Kampen Municipal Opportunity Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Massachusetts–(continued)

Massachusetts (State of) Development Finance Agency (Tufts University); Series 2008 N-2, VRD RB(g)	0.14%	08/15/34	$1,300	$1,300,000

Massachusetts (State of) Development Finance Agency; Series 2009 B-2, Senior Living Facility RB	6.25%	06/01/14	695	691,720

				9,453,175

Michigan–0.85%
Detroit (City of); Series 2001 C-1, Ref. Sr. Lien Sewage Disposal System RB (INS–AGM)(a)	7.00%	07/01/27	2,100	2,463,636

Kent Hospital Finance Authority (Spectrum Health System);
Series 2008 A, RB(c)(d)	5.25%	01/15/14	800	877,696

Series 2008 A, RB(c)(d)	5.50%	01/15/15	400	455,104

				3,796,436

Minnesota–0.72%
Chaska (City of); Series 2000 A, Electric RB	6.10%	10/01/30	10	10,014

Minneapolis (City of) (Fairview Health Services);
Series 2008 A, Healthcare System RB	6.38%	11/15/23	1,700	1,936,555

Series 2008 A, Healthcare System RB	6.63%	11/15/28	1,150	1,275,729

				3,222,298

Mississippi–0.22%
Mississippi (State of) Business Finance Corp. (Chevron U.S.A Inc.); Series 2007 B, VRD Gulf Opportunity Zone IDR(g)	0.06%	12/01/30	1,000	1,000,000

Missouri–2.87%
Cape Girardeau (County of) Industrial Development Authority (Southeast Missouri Hospital Association);
Series 2002, Healthcare Facilities RB	5.50%	06/01/22	350	351,897

Series 2002, Healthcare Facilities RB(c)(j)	5.50%	06/01/22	1,800	1,869,102

Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/28	1,400	1,514,086

Kirkwood (City of) Industrial Development Authority (Aberdeen Heights); Series 2010 C-1, TEMPS-75sm Retirement Community RB	7.50%	11/15/16	1,500	1,514,655

Maryland Heights (City of) (South Heights Redevelopment); Series 2007 A, Ref. Tax Increment Allocation RB	5.50%	09/01/18	635	616,363

Missouri (State of) Health & Educational Facilities Authority (Bethesda Health Group, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(g)(h)	0.12%	08/01/41	990	990,000

Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services);
Series 2005 A, Senior Living Facilities RB	5.38%	02/01/35	1,375	1,270,816

Series 2010, Senior Living Facilities RB	5.50%	02/01/42	950	883,890

Missouri (State of) Health & Educational Facilities Authority (St. Francis Medical Center); Series 1996 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(g)(h)	0.09%	06/01/26	1,435	1,435,000

St. Louis (City of) Industrial Development Authority (Loughborough Commons Redevelopment); Series 2007, Ref. Community Improvement Tax Increment Allocation RB	5.75%	11/01/27	575	528,948

St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors);
Series 2007 A, Senior Living Facilities RB	6.38%	12/01/30	615	576,273

Series 2007 A, Senior Living Facilities RB	6.38%	12/01/41	1,450	1,294,604

				12,845,634

Nevada–2.13%
Clark (County of) (Southwest Gas Corp.); Series 2004 A, IDR (INS–AMBAC)(a)(e)	5.25%	07/01/34	6,000	5,664,420

Reno (City of) (Renown Regional Medical Center); Series 2007 A, Hospital RB	5.25%	06/01/37	4,250	3,875,660

				9,540,080

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Invesco Van Kampen Municipal Opportunity Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New Hampshire–0.44%
New Hampshire (State of) Business Finance Authority (Pennichuck Water Works, Inc.); Series 1997, Water Facility RB (INS–AMBAC)(a)(e)	6.30%	05/01/22	$800	$801,448

New Hampshire (State of) Business Finance Authority (The United Illuminating Co.);
Series 1997, PCR(c)(d)(e)	7.13%	07/01/27	675	691,065

Series 2009 A, PCR(c)(d)(e)	6.88%	12/01/29	480	490,901

				1,983,414

New Jersey–8.29%
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC–Montclair State University Student Housing); Series 2010 A, RB	5.88%	06/01/42	1,500	1,475,730

New Jersey (State of) Economic Development Authority; Series 1992, RB (INS–NATL)(a)	5.90%	03/15/21	30,000	35,680,800

				37,156,530

New Mexico–0.97%
Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 C, Ref. PCR	5.90%	06/01/40	1,900	1,824,969

New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008 A, Hospital RB(b)	6.38%	08/01/32	1,250	1,385,575

University of New Mexico of Regents (The); Series 2002 A, Sub. Lien RB	5.25%	06/01/21	1,125	1,159,009

				4,369,553

New York–12.48%
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT RB	6.25%	07/15/40	1,270	1,292,809

Series 2009, PILOT RB	6.38%	07/15/43	530	542,709

New York (City of) Industrial Development Agency (7 World Trade Center, LLC); Series 2005 B, Liberty RB	6.75%	03/01/15	2,000	2,009,280

New York (City of) Industrial Development Agency (YMCA of Greater New York); Series 1997, Civic Facility RB	5.80%	08/01/16	795	797,194

New York (City of) Municipal Water Finance Authority; Series 2010 FF, Second General Resolution Water & Sewer System RB	5.00%	06/15/31	6,000	6,424,500

New York (City of) Transitional Finance Authority; Series 2009 S-3, Building Aid RB	5.25%	01/15/39	1,800	1,907,550

New York (City of);
Subseries 1993 A-7, VRD Unlimited Tax GO Bonds (LOC–JPMorgan Chase Bank, N.A.)(g)(h)	0.10%	08/01/20	500	500,000

Subseries 1993 E-5, VRD Unlimited Tax GO Bonds (LOC–JPMorgan Chase Bank, N.A.)(g)(h)	0.10%	08/01/17	1,300	1,300,000

Subseries 2008 I-1, Unlimited Tax GO Bonds(b)	5.00%	02/01/26	5,500	5,948,305

New York (State of) Dormitory Authority (City University System Consolidated);
Series 1993 A, Second General RB	5.75%	07/01/13	1,375	1,449,621

Series 1995 A, RB	5.63%	07/01/16	3,100	3,460,499

New York (State of) Dormitory Authority (General Purpose); Series 2011 A, Personal Income Tax RB	5.00%	03/15/30	2,040	2,247,183

New York (State of) Dormitory Authority (Upstate Community Colleges); Series 2004 B, RB	5.25%	07/01/20	1,500	1,608,690

New York (State of) Thruway Authority;
Series 2009 A, Personal Income Tax RB(b)	5.00%	03/15/26	1,700	1,889,669

Series 2009 A, Personal Income Tax RB(b)	5.00%	03/15/27	1,900	2,093,344

Series 2009 A, Personal Income Tax RB(b)	5.00%	03/15/28	1,000	1,096,890

Series 2011 A-1, Second General Highway & Bridge Trust Fund RB	5.00%	04/01/29	3,465	3,809,421

Port Authority of New York & New Jersey (Consolidated One Hundred Forty-Fourth); Series 2006, RB(b)	5.00%	10/01/35	15,000	15,574,950

Port Authority of New York & New Jersey (JFK International Air Terminal, LLC); Series 2010, Special Obligation RB	6.00%	12/01/36	1,950	1,989,995

				55,942,609

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Invesco Van Kampen Municipal Opportunity Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

North Carolina–6.08%
North Carolina (State of) Eastern Municipal Power Agency; Series 2009 B, Power Systems RB	5.00%	01/01/26	$3,950	$4,235,032

North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB	5.75%	10/01/37	705	597,022

North Carolina (State of) Municipal Power Agency No. 1 (Catawba-Indexed Caps); Series 1992, Ref. Electric RB (INS–NATL)(a)	6.00%	01/01/12	22,000	22,414,040

				27,246,094

North Dakota–0.23%
McLean (County of) (Great River Energy); Series 2010 B, Solid Waste Facilities RB	5.15%	07/01/40	1,000	1,018,400

Ohio–7.48%
Cuyahoga (County of) (Eliza Jennings Senior Care Network); Series 2007 A, Healthcare & Independent Living Facilities RB	5.75%	05/15/27	400	361,404

Franklin (County of) (OhioHealth Corp.);
Series 2011 A, Hospital Facilities RB	5.00%	11/15/36	1,675	1,684,195

Series 2011 A, Hospital Facilities RB	5.00%	11/15/41	1,500	1,501,080

Lorain (County of) (Catholic Healthcare Partners);
Series 2002, Hospital Facilities RB	5.38%	10/01/30	500	502,980

Series 2003 C-1, Ref. Hospital Facilities RB (INS–AGM)(a)(b)	5.00%	04/01/24	3,000	3,191,130

Series 2006 A, Hospital Facilites RB (INS–AGM)(a)(b)	5.00%	02/01/24	2,750	2,926,468

Series 2006 B, Hospital Facilities RB (INS–AGM)(a)(b)	5.00%	02/01/24	2,775	2,953,155

Lucas (County of) (Promedica Healthcare); Series 2011 A, Hospital RB	5.75%	11/15/31	1,000	1,065,890

Montgomery (County of) (Catholic Health Initatives); Series 2006 C-1, RB (INS–AGM)(a)(b)	5.00%	10/01/41	1,625	1,632,654

Montgomery (County of) (Miami Valley Hospital);
Series 2009 A, RB	6.00%	11/15/28	1,475	1,553,293

Series 2009 A, RB	6.25%	11/15/39	925	965,728

Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.);
Series 2006, Ref. PCR(c)(d)	2.25%	12/01/23	3,000	3,046,350

Series 2009 C, Ref. PCR	5.63%	06/01/18	2,600	2,924,792

Ohio (State of) Air Quality Development Authority (Ohio Power Co. Galvin); Series 2010 A, Ref. RB(c)(d)(e)	2.88%	12/01/27	2,000	2,050,360

Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, RB	5.75%	11/15/35	1,480	1,481,865

Ohio (State of) Higher Educational Facility Commission (University Hospitals Health System, Inc.); Series 2009 A, RB	6.75%	01/15/39	1,900	1,972,029

Ohio (State of) Housing Finance Agency (Mortgage-Backed Securities Program);
Series 2008 D, Residential Mortgage RB (CEP–GNMA)(b)(e)	5.30%	09/01/28	647	664,279

Series 2008 D, Residential Mortgage RB (CEP–GNMA)(b)(e)	5.40%	03/01/33	616	633,420

Series 2008 F, Residential Mortgage RB (CEP–GNMA)(b)	5.50%	09/01/39	1,281	1,339,286

Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR(c)(d)	5.88%	06/01/33	950	1,068,142

				33,518,500

Oklahoma–0.41%
McAlester Public Works Authority; Series 2002, Utility System CAB RB (INS–AGM)(a)(f)	0.00%	02/01/34	3,970	1,335,389

Oklahoma (State of) Development Finance Authority (Obligated Group consisting of INTEGRIS Baptist Medical Center, Inc., INTEGRIS South Oklahoma City Hospital Corp. & INTEGRIS Rural Health, Inc.); Series 2007 A-3, Ref. VRD Health System RB (INS–AGC)(a)(g)	0.14%	08/15/33	490	490,000

				1,825,389

Pennsylvania–3.26%
Delaware River Port Authority; Series 2010 D, RB	5.00%	01/01/35	950	980,314

Franklin (County of) Industrial Development Authority (Chambersburg Hospital); Series 2010, RB	5.38%	07/01/42	1,800	1,793,142

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Invesco Van Kampen Municipal Opportunity Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Pennsylvania–(continued)

Pennsylvania (State of) Turnpike Commission;
Subseries 2010 B-2, Conv. CAB RB(f)	0.00%	12/01/28	$2,100	$1,741,152

Subseries 2010 B-2, Conv. CAB RB(f)	0.00%	12/01/34	1,300	1,033,058

Philadelphia (City of) Authority for Industrial Development (NewCourtland Elder Services); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(g)(h)	0.11%	03/01/27	335	335,000

Philadelphia (City of) Hospitals & Higher Education Facilties Authority (Childrens Hospital of Philadelphia); Series 2002 B, VRD RB(g)	0.13%	07/01/25	500	500,000

Susquehanna Area Regional Airport Authority;
Series 2003 A, Airport System RB (INS–AMBAC)(a)(e)	5.38%	01/01/21	3,000	2,951,190

Series 2003 A, Airport System RB (INS–AMBAC)(a)(e)	5.38%	01/01/22	5,415	5,274,427

				14,608,283

Puerto Rico–2.57%
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2010 CCC, RB	5.25%	07/01/27	2,100	2,142,231

Series 2010 XX, RB	5.25%	07/01/40	1,900	1,848,966

Puerto Rico Sales Tax Financing Corp.;
First Subseries 2010 A, RB	5.38%	08/01/39	1,900	1,916,549

First Subseries 2010 A, RB	5.50%	08/01/42	2,100	2,130,261

First Subseries 2010 C, First Sub. RB	5.25%	08/01/41	3,500	3,481,520

				11,519,527

South Carolina–5.52%
Charleston County Educational Excellence Finance Corp. (Charleston County School District);
Series 2005, RB(b)	5.25%	12/01/25	2,500	2,687,400

Series 2005, RB(b)	5.25%	12/01/26	7,500	8,020,125

South Carolina (State of) Jobs-Economic Development Authority (Electric & Gas Co.);
Series 2002 A, IDR (INS–AMBAC)(a)	5.20%	11/01/27	5,000	5,171,150

Series 2002 B, IDR (INS–AMBAC)(a)(e)	5.45%	11/01/32	3,750	3,752,963

South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2003 A, Ref. Hospital Facilities RB	6.25%	08/01/31	1,840	1,868,354

South Carolina (State of) Jobs-Economic Development Authority (Woodlands at Furman); Series 2007 A, RB(k)	6.00%	11/15/27	725	288,876

South Carolina (State of) Public Service Authority (Santee Cooper); Series 2010 B, Ref. RB	5.00%	01/01/33	2,775	2,942,527

				24,731,395

Tennessee–1.63%
Chattanooga (City of) Health Educational & Housing Facility Board (Community Development Financial Institution Phase I LLC); Series 2005 A, Ref. Sr. RB	5.13%	10/01/35	1,750	1,550,062

Elizabethton (City of) Health & Educational Facilities Board; Series 2000 B, Ref. & Improvement First Mortgage Hospital RB(c)(j)	8.00%	07/01/12	2,000	2,161,580

Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance); Series 2000 A, Ref. First Mortgage Hospital RB(c)(j)	7.50%	07/01/12	1,000	1,076,850

Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Healthcare); Series 2004 B, RB (INS–AGM)(a)(b)	5.25%	09/01/27	2,400	2,537,160

				7,325,652

Texas–24.85%
Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB(e)	4.85%	04/01/21	1,450	1,507,507

Dallas (City of) (Civic Center Convention Complex);
Series 2009, Ref. & Improvement RB (INS–AGC)(a)	5.00%	08/15/18	1,150	1,317,406

Series 2009, Ref. & Improvement RB (INS–AGC)(a)	5.00%	08/15/19	1,350	1,541,551

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Invesco Van Kampen Municipal Opportunity Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas–(continued)

Dallas (County of) Flood Control District No. 1; Series 2002, Ref. Unlimited Tax GO Bonds	6.75%	04/01/16	$615	$647,158

Dallas-Fort Worth International Airport Facilities Improvement Corp.;
Series 2000 A, Joint Airport RB (INS–NATL)(a)(e)	5.75%	11/01/30	2,735	2,738,255

Series 2001 A, Ref. & Improvement RB (INS–BHAC)(a)(e)	5.50%	11/01/31	5,500	5,505,225

Series 2002 C, Joint Airport RB (INS–NATL)(a)(e)	5.75%	11/01/18	550	551,986

Series 2002 C, Joint Airport RB (INS–NATL)(a)(e)	6.00%	11/01/23	1,040	1,043,973

Series 2003 A, Joint Airport RB (INS–AGM)(a)(e)	5.50%	11/01/21	8,000	8,383,200

El Paso (County of) Hospital District; Series 2008 A, Limited Tax GO Bonds (INS–AGC)(a)(b)	5.00%	08/15/37	4,850	5,021,156

Harris (County of) (Toll Road); Series 2009 A, Sr. Lien RB(b)	5.00%	08/15/32	1,930	2,036,806

Harris County Health Facilities Development Corp. (Baylor College of Medicine); Series 2007 B, VRD Hospital RB (LOC– JP Morgan Chase Bank, N.A.)(g)(h)	0.13%	11/15/47	2,400	2,400,000

Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. Hospital RB	7.25%	12/01/35	750	838,920

Harris County Health Facilities Development Corp. (Texas Children’s Hospital); Series 2008-3, Ref. VRD Hospital RB(g)	0.18%	10/01/41	700	700,000

Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/23	950	1,013,042

Houston (City of);
Series 2000 A, Sub. Lien Airport System RB (INS–AGM)(a)(e)	5.63%	07/01/30	750	750,375

Series 2002, Sub. Lien Airport System RB (INS–AGM)(a)(c)(j)	5.50%	07/01/12	2,000	2,088,460

Series 2002 A, Sub. Lien Airport System RB (INS–AGM)(a)(e)	5.13%	07/01/32	10,000	10,013,400

Series 2007 A, Ref. First Lien Combined Utility System RB (INS–AGM)(a)(b)	5.00%	11/15/36	7,825	8,122,193

Series 2011 D, First Lien Combined Utility System RB	5.00%	11/15/33	7,680	8,175,360

Judson Independent School District (School Building); Series 2008, Unlimited Tax GO Bonds (INS–AGC)(a)(b)	5.00%	02/01/37	3,030	3,110,053

Lower Colorado River Authority; Series 2010 A, Ref. RB	5.00%	05/15/40	1,500	1,529,055

Matagorda (County of) Navigation District No. 1 (CenterPoint Energy Houston Electric, LLC); Series 2004, Ref. Collateralized RB(c)(d)	5.60%	03/01/12	1,000	1,032,640

McLennan County Public Facility Corp.; Series 2009, RB	6.63%	06/01/35	1,110	1,191,419

North Central Texas Health Facility Development Corp. (Children’s Medical Center of Dallas); Series 2002, RB (INS–AMBAC)(a)	5.25%	08/15/32	5,900	5,971,921

North Texas Tollway Authority;
Series 2008 B, Ref. First Tier System RB	6.00%	01/01/26	1,000	1,086,670

Series 2008 B, Ref. First Tier System RB	6.00%	01/01/27	1,000	1,078,080

Series 2008 B, Ref. First Tier System RB	5.63%	01/01/28	1,000	1,053,730

Series 2008 F, Ref. Second Tier System RB	5.75%	01/01/33	2,650	2,692,585

Series 2008 L-2, Ref. First Tier System RB(c)(d)	6.00%	01/01/13	1,350	1,439,060

Series 2011 A, Special Projects System RB	5.50%	09/01/36	2,670	2,893,185

Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.);
Series 2007, Retirement Facility RB	5.63%	11/15/27	1,000	931,000

Series 2007, Retirement Facility RB	5.75%	11/15/37	500	445,025

Tarrant County Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.); Series 2007, Retirement Facility RB	5.25%	11/15/37	4,000	3,751,080

Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, Retirement Facility RB	5.75%	02/15/25	400	344,804

Series 2009 B-2, Retirement Facility RB	6.50%	02/15/14	1,150	1,139,466

Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 A, Ref. RB (INS–AGC)(a)	6.25%	07/01/28	3,000	3,282,480

Texas (State of) (Transportation Commission–Mobility Fund); Series 2008, Unlimited Tax GO Bonds(b)	5.00%	04/01/28	5,400	5,897,340

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Invesco Van Kampen Municipal Opportunity Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas–(continued)

Texas (State of) Gulf Coast Waste Disposal Authority (Waste Management); Series 2006 D, RB(e)	4.55%	04/01/12	$1,000	$1,007,890

Texas A&M University Board of Regents; Series 2009 A, Financing System RB	5.00%	05/15/29	3,000	3,285,570

Texas Private Activity Bond Surface Transportation Corp. (North Transit Express Mobility); Series 2009, Sr. Lien RB	6.88%	12/31/39	1,430	1,478,491

Tyler Health Facilities Development Corp. (East Texas Medical Center Regional Healthcare System); Series 2007 A, Ref. & Improvement Hospital RB	5.38%	11/01/37	2,750	2,353,862

				111,391,379

Utah–0.68%
Mountain Regional Water Special Service District; Series 2003, Ref. Water RB (INS–NATL)(a)	5.00%	12/15/33	2,380	2,388,235

Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, Charter School RB	5.80%	06/15/38	730	642,896

				3,031,131

Virgin Islands–0.38%
Virgin Islands Public Finance Authority (Virgin Islands Matching Fund Loan Note); Series 2010 A, Sr. Lien Working Capital RB	5.00%	10/01/25	1,700	1,704,233

Virginia–0.89%
Peninsula Town Center Community Development Authority; Series 2007, Special Obligation RB	6.35%	09/01/28	743	742,235

Virginia (State of) Small Business Financing Authority (Carilion Clinic Obligation Group); Series 2008 A, VRD Hospital RB(g)	0.12%	07/01/42	2,000	2,000,000

White Oak Village Shops Community Development Authority; Series 2007, Special Assessment RB	5.30%	03/01/17	1,227	1,261,123

				4,003,358

Washington–3.73%
Bellevue (City of) Convention Center Authority (Compound Interest); Series 1994, Ref. Special Obligation RB (INS–NATL)(a)(f)	0.00%	02/01/25	9,850	5,252,315

Energy Northwest (Washington State Public Power Supply System Nuclear); Series 1993 C, RB (INS–NATL)(a)(f)	0.00%	07/01/14	5,125	4,975,145

Kalispel Tribe of Indians; Series 2008, Priority District Washington RB	6.63%	01/01/28	1,250	1,062,112

Spokane (City of) Public Facilities District; Series 2003, Hotel, Motel & Sales Use Tax RB (INS–NATL)(a)	5.25%	09/01/33	3,000	3,043,260

Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2011 A, RB	6.25%	11/15/41	950	993,482

Washington (State of) Housing Finance Commission (Custodial Receipts Wesley Homes); Series 2008, Non-Profit RB(i)	6.00%	01/01/27	1,440	1,375,992

				16,702,306

West Virginia–1.19%
Ohio (County of) (Fort Henry Centre Financing District); Series 2007 A, Tax Allocation RB	5.85%	06/01/34	500	503,340

Pleasants (County of) (County Commission Allegheny); Series 2007 F, Ref. PCR	5.25%	10/15/37	855	851,332

West Virginia (State of) Hospital Finance Authority (Thomas Health System);
Series 2008, RB	6.00%	10/01/20	1,000	987,570

Series 2008, RB	6.25%	10/01/23	1,025	1,006,642

West Virginia (State of) Hospital Finance Authority (West Virginia United Health System Obligated Group);
Series 2009 C, Ref. & Improvement RB	5.50%	06/01/34	1,000	1,028,480

Series 2009 C, Ref. & Improvement RB	5.50%	06/01/39	955	973,613

				5,350,977

Wisconsin–2.22%
Southeast Wisconsin Professional Baseball Park District; Series 1998 A, Ref. Sales Tax RB(j)	5.50%	12/15/20	1,500	1,846,005

Superior (City of) (Superior Water, Light & Power Co.);
Series 2007 A, Ref. Collateralized Utility RB(e)	5.38%	11/01/21	425	442,714

Series 2007 B, Collateralized Utility RB(e)	5.75%	11/01/37	385	387,144

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Invesco Van Kampen Municipal Opportunity Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Wisconsin–(continued)

Wisconsin (State of) Health & Educational Facilities Authority (Aurora Health Care, Inc.); Series 2009 B, RB(c)(d)	4.75%	08/15/14	$1,000	$1,088,450

Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group); Series 2009, RB	6.63%	02/15/39	1,270	1,363,599

Wisconsin (State of) Housing & Economic Development Authority;
Series 2008 A, Home Ownership RB(b)(e)	5.30%	09/01/23	2,400	2,518,632

Series 2008 A, Home Ownership RB(b)(e)	5.50%	09/01/28	1,180	1,213,642

Wisconsin (State of); Series 2009 A, General Appropriation RB	5.38%	05/01/25	950	1,073,453

				9,933,639

Wyoming–0.33%
Sweetwater (County of) (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/26	1,100	1,186,053

Uinta (County of) (Chevron U.S.A. Inc.); Series 1993, Ref. VRD PCR(g)	0.07%	08/15/20	300	300,000

				1,486,053

TOTAL INVESTMENTS(m)–168.37% (Cost $735,423,976)				754,627,882

FLOATING RATE NOTE OBLIGATIONS–(21.35)%
Notes with interest rates ranging from 0.21% to 0.36% at 08/31/2011 and contractual maturities of collateral ranging from 09/01/23 to 10/01/41 (See Note 1L)(n)				(95,670,000)

OTHER ASSETS LESS LIABILITIES–2.29%				10,232,951

PREFERRED SHARES–(49.31)%				(221,000,000)

NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$448,190,833

Investment Abbreviations:

ACA	– ACA Financial Guaranty Corp.
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BHAC	– Berkshire Hathaway Assurance Corp.
CAB	– Capital Appreciation Bonds
CEP	– Credit Enhancement Provider
Conv.	– Convertible
COP	– Certificates of Participation
FHA	– Federal Housing Administration
GNMA	– Government National Mortgage Association
GO	– General Obligation
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
MFH	– Multi-Family Housing
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
PILOT	– Payment-in-Lieu-of-Tax
RB	– Revenue Bonds
Ref.	– Refunding
Sec.	– Secured
SGI	– Syncora Guarantee, Inc.
Sr.	– Senior
Sub.	– Subordinated
TEMPS	– Tax-Exempt Mandatory Paydown Securities
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1L.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2011.
(e)	Security subject to the alternative minimum tax.
(f)	Zero coupon bond issued at a discount.
(g)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2011.
(h)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(i)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2011 was $2,693,755, which represented 0.60% of the Trust’s Net Assets.
(j)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(k)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at August 31, 2011 was $1,024,054, which represented 0.23% of the Fund’s Net Assets.
(l)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        Invesco Van Kampen Municipal Opportunity Trust

(m)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

National Public Finance Guarantee Corp.	14.1%

Assured Guaranty Municipal Corp.	10.8

Assured Guaranty Corp.	8.1

American Municipal Bond Assurance Corp.	5.8

(n)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at August 31, 2011. At August 31, 2011, the Trust’s investments with a value of $169,856,712 are held by Dealer Trusts and serve as collateral for the $95,670,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on Total Investments
    As of August 31, 2011

Revenue Bonds	92.0%

General Obligation Bonds	5.1

Variable Rate Demand	2.6

Pre-Refunded Bonds	0.3

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        Invesco Van Kampen Municipal Opportunity Trust

Statement of Assets and Liabilities

August 31, 2011
(Unaudited)

Assets:
Investments, at value (Cost $735,423,976)	$754,627,882

Cash	235,576

Receivable for:
Investments sold	2,770,246

Interest	9,449,380

Trust expenses absorbed	114,673

Other assets	18,083

Total assets	767,215,840

Liabilities:
Floating rate note obligations	95,670,000

Payable for:
Investments purchased	2,168,972

Income distributions — preferred and common shares	11,409

Accrued other operating expenses	174,626

Total liabilities	98,025,007

Preferred shares ($0.01 par value, authorized 100,000,000 shares, 8,840 issued with liquidation preference of $25,000 per share)	221,000,000

Net assets attributable to common shares	$448,190,833

Net assets applicable to common shares consist of:
Shares of beneficial interest — common shares	$503,760,628

Undistributed net investment income	11,894,423

Undistributed net realized gain (loss)	(86,668,124)

Unrealized appreciation	19,203,906

$448,190,833

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Common shares	33,817,364

Net asset value per common share	$13.25

Market value per common share	$13.46

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        Invesco Van Kampen Municipal Opportunity Trust

Statement of Operations

For the six months ended August 31, 2011
(Unaudited)

Investment income:
Interest	$19,324,155

Expenses:
Advisory fees	2,081,133

Administrative services fees	80,182

Custodian fees	7,113

Interest, facilities and maintenance fees	609,359

Transfer agent fees	49,031

Trustees’ and officers’ fees and benefits	34,142

Professional services fees	404,572

Other	68,766

Total expenses	3,334,298

Less: Fees waived	(292,331)

Net expenses	3,041,967

Net investment income	16,282,188

Net realized gain (loss) from investment securities	(6,362,087)

Change in net unrealized appreciation of investment securities	34,912,018

Net realized and unrealized gain	28,549,931

Distributions to preferred shareholders from net investment income	(159,134)

Net increase in net assets applicable to common shares resulting from operations	$44,672,985

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        Invesco Van Kampen Municipal Opportunity Trust

Statement of Changes in Net Assets

For the six months ended August 31, 2011, for the period November 1, 2010 to February 28, 2011 and the year ended October 31, 2010
(Unaudited)

	Six months	Four months
	ended	ended	Year ended
	August 31,	February 28,	October 31,
	2011	2011	2010

Operations:
Net investment income	$16,282,188	$11,421,808	$35,669,586

Net realized gain (loss)	(6,362,087)	(3,736,562)	(3,190,457)

Change in net unrealized appreciation (depreciation)	34,912,018	(43,358,235)	29,917,103

Distributions to preferred shareholders from net investment income	(159,134)	(163,939)	(477,264)

Net increase (decrease) in net assets applicable to common shares resulting from operations	44,672,985	(35,836,928)	61,918,968

Distributions to common shareholders from net investment income	(17,442,194)	(11,618,103)	(34,639,103)

Net increase (decrease) in net assets applicable to common shares resulting from investment activities	27,230,791	(47,455,031)	27,279,865

Share transactions–net:
Increase from transactions in common shares of beneficial interest	384,806	291,974	1,088,395

Net increase (decrease) in net assets	27,615,597	(47,163,057)	28,368,260

Net assets applicable to common shares:
Beginning of period	420,575,236	467,738,293	439,370,033

End of period (includes undistributed net investment income of $11,894,423, $13,213,563, and $13,868,568, respectively)	$448,190,833	$420,575,236	$467,738,293

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        Invesco Van Kampen Municipal Opportunity Trust

Statement of Cash Flows

For the six months ended August 31, 2011
(Unaudited)

Net increase in net assets applicable to common shares resulting from operations	$44,672,985

Adjustments to reconcile the change in net assets applicable to common shares from operations to net cash used by operating activities:
Net realized loss on investments	6,362,087

Net change in unrealized appreciation (depreciation) on investments	(34,912,018)

Amortization of premium	724,173

Accretion of discount	(545,646)

Cost of purchases of investments	(54,838,247)

Proceeds from sales of investments	64,123,719

Decrease in interest receivable and other assets	1,699,867

Increase in accrued expenses and other payables	(110,503)

Net cash provided by operating activities	27,176,417

Cash flow provided by (used in) financing activities:
Dividends paid to common shareholders from net investment income	(17,066,085)

Decrease in custodian bank payable	(4,649,756)

Net proceeds from and repayments of floating rate note obligations	(5,225,000)

Net cash provided by (used in) financing activities	(26,940,841)

Net increase in cash	235,576

Cash at the beginning of the period	—

Cash at the end of the period	$235,576

Supplemental disclosures of cash flow information:
Cash paid during the period for interest, facilities and maintenance fees	$609,359

Notes to Financial Statements

August 31, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Van Kampen Municipal Opportunity Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company.
  The Trust’s investment objective is to seek to provide a high level of current income exempt from federal income tax, consistent with preservation of capital.
  The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

21        Invesco Van Kampen Municipal Opportunity Trust

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — The Trust declares and pays monthly dividends from net investment income to common shareholders. Distributions from net realized capital gain, if any, are generally paid annually and are distributed on a pro rata basis to common and preferred shareholders. The Trust may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Trust intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Trust’s taxable earnings to shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
In addition, the Trust intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt dividends”, as defined in the Internal Revenue Code.
The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining Auction Rate Preferred Shares and floating rate note obligations, if any.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts, including the Trust’s servicing agreements that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
J.	Cash and Cash Equivalents — For the purposes of the Statement of Cash Flows the Trust defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.
K.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Trust may purchase and sell interests in portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Trust on such interests or securities in connection with such transactions prior to the date the Trust actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase

22        Invesco Van Kampen Municipal Opportunity Trust

price. Although the Trust will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
L.	Floating Rate Note Obligations — The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.
The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Trust pays an advisory fee to the Adviser based on the annual rate 0.55% of the Trust’s average daily net assets including current preferred shares and leverage entered into to retire preferred shares of the Trust.
  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Trust, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Trust based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Trust’s expenses (excluding certain items discussed below) to 1.03%. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Trust’s expenses to exceed the limit reflected above: (1) interest, facilites and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Trust has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.
  For the six months ended August 31, 2011, the Adviser waived advisory fees of $292,331.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Trust has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Trust. For the six months ended August 31, 2011, expenses incurred under this agreement are shown in the Statement of Operations as administrative services fees.
  Certain officers and trustees of the Trust are officers and directors of Invesco.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs

23        Invesco Van Kampen Municipal Opportunity Trust

(Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of August 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended August 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$754,627,882	$—	$754,627,882

NOTE 4—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Trust to pay remuneration to certain Trustees and Officers of the Trust.
  During the six months ended August 31, 2011, the Trust paid legal fees of $86,902 for services rendered by Skadden, Arps, Slate, Meagher & Flom LLP as counsel to the Independent Trustees. A partner of that firm is a Trustee of the Trust.

NOTE 5—Cash Balances and Borrowings

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company (“SSB”), the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
  Inverse floating rate obligations resulting from the transfer of bonds to Dealer Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fees related to inverse floating rate note obligations during the six months ended August 31, 2011 were $98,956,329 and 0.84%, respectively.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Trust’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Trust’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Trust had a capital loss carryforward as of February 28, 2011 which expires as follows:

Capital Loss
Expiration	Carryforward*

February 28, 2013	$577,984

February 28, 2014	1,179,918

February 28, 2015	3,206,957

February 28, 2016	41,319,327

February 28, 2017	27,670,283

February 28, 2018	3,145,788

February 28, 2019	3,734,031

Total capital loss carryforward	$80,834,288

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

24        Invesco Van Kampen Municipal Opportunity Trust

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the six months ended August 31, 2011 was $56,116,213 and $63,055,152, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$33,167,067

Aggregate unrealized (depreciation) of investment securities	(12,769,801)

Net unrealized appreciation of investment securities	$20,397,266

Cost of investments for tax purposes is $734,230,616.

NOTE 8—Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

	Six months	Four months
	ended	ended	Year ended
	August 31,	February 28,	October 31,
	2011	2011	2010

Beginning shares	33,787,408	33,764,765	33,684,098

Shares Issued Through Dividend Reinvestment	29,956	22,643	80,667

Ending shares	33,817,364	33,787,408	33,764,765

  The Board of Trustees have approved share repurchases whereby the Trust may, when appropriate, purchases shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

NOTE 9—Preferred Shares of Beneficial Interest

The Trust has issued Auction Rate Preferred Shares (“preferred shares”) which have a liquidation value of $25,000 per share plus the redemption premium, if any, plus accumulated but unpaid dividends, whether or not declared, thereon to the date of distribution. The Trust may redeem such shares, in whole or in part, at the original purchase price of $25,000 per share plus accumulated but unpaid dividends, whether or not declared, thereon to the date of redemption.
  Historically, the Trust paid annual fees equivalent to 0.25% of the preferred share liquidation value for the remarketing efforts associated with the preferred auction. Effective March 16, 2009, the Trust decreased this amount to 0.15% due to auction failures. In the future, if auctions no longer fail, the Trust may return to an annual fee payment of 0.25% of the preferred share liquidation value. These fees are included as a component of “Preferred share maintenance” expense on the Statement of Operations.
  Dividends, which are cumulative, are reset through auction procedures.

		Amount			Range of
Series	Shares+	(000’s omitted)+	Rate+	Reset Date	Dividend Rates++

A	1,950	$48,750	0.166%	09/14/2011	0.099-0.210%

B	1,950	48,750	0.144	09/09/2011	0.099-0.210

C	1,300	32,500	0.055	09/23/2011	0.055-0.243

D	1,300	32,500	0.144	09/09/2011	0.099-0.210

E	1,300	32,500	0.144	09/20/2011	0.077-0.188

F	1,040	26,000	0.055	09/23/2011	0.055-0.243

+	As of August 31, 2011.
++	For the six months ended August 31, 2011.

  Subsequent to August 31, 2011 and up through October 06, 2011, the Trust paid dividends to preferred shareholders at rates ranging from 0.055% to 0.188% in the aggregate amount of $23,103.
  The Trust is subject to certain restrictions relating to the preferred shares. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of preferred shares at liquidation value.
  Beginning February 14, 2008 and continuing through August 31, 2011, all series of preferred shares of the Trust were not successfully remarketed. As a result, the dividend rates of these preferred shares were reset to the maximum applicable rate.
  The preferred shares, which are entitled to one vote per share, generally vote with the common shares but vote separately as a class to elect two Trustees and on any matters affecting the rights of the preferred shares.
  The preferred shares are not listed on an exchange. Investors in preferred shares may participate in auctions through authorized broker-dealers; however, such broker-dealers are not required to maintain a secondary market in preferred shares, and there can be no assurance that a secondary market will develop, or if it does develop, a secondary market may not provide you with liquidity. When a preferred share auction fails, investors may not be able to sell any or all of their

25        Invesco Van Kampen Municipal Opportunity Trust

preferred shares and because of the nature of the market for preferred shares, investors may receive less than the price paid for their preferred shares if sold outside of the auction.
  The Trust entered into additional floating rate note and dealer trust obligations as an alternative form of leverage in order to redeem and to retire a portion of its preferred shares. Transactions in preferred shares were as follows:

	Shares	Value

Outstanding at February 28, 2011	8,840	$221,000,000

Shares retired	—	—

Outstanding at August 31, 2011	8,840	$221,000,000

NOTE 10—Dividends

The Trust declared the following dividends to common shareholders from net investment income subsequent to August 31, 2011:

Declaration Date	Amount Per Share	Record Date	Payable Date

September 1, 2011	$0.086	September 15, 2011	September 30, 2011

September 30, 2011	$0.086	October 14, 2011	October 31, 2011

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NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Trust outstanding throughout the periods indicated.

	Six months		Four months
	ended		ended
	August 31,		February 28,	Year ended October 31,
	2011		2011	2010	2009	2008	2007	2006

Net asset value per common share, beginning of period	$12.45		$13.85	$13.04	$10.52	$15.46	$16.61	$16.52

Net investment income(a)	0.48		0.34	1.06	1.15	1.26	1.17	1.11

Net gains (losses) on securities (both realized and unrealized)	0.84		(1.40)	0.79	2.30	(5.07)	(1.17)	0.49

Distributions paid to preferred shareholders from:
Net investment income	(0.00)		(0.00)	(0.01)	(0.05)	(0.30)	(0.37)	(0.31)

Net realized gain	—		—	—	—	—	—	(0.04)

Total from investment operations	1.32		(1.06)	1.84	3.40	(4.11)	(0.37)	1.25

Less distributions to common shareholders from:
Dividends from net investment income	(0.52)		(0.34)	(1.03)	(0.88)	(0.83)	(0.78)	(0.81)

Distributions from net realized gains	—		—	—	—	—	—	(0.35)

Total distributions to common shareholders	(0.52)		(0.34)	(1.03)	(0.88)	(0.83)	(0.78)	(1.16)

Net asset value per common share, end of period	$13.25		$12.45	$13.85	$13.04	$10.52	$15.46	$16.61

Market value, end of period	$13.46		$12.51	$14.51	$13.23	$10.10	$14.30	$14.70

Net asset value, total return(b)	10.75%		(7.65)%	14.58%	—%	—%	—%	—%

Total return at market value(c)	11.97%		(11.43)%	18.32%	41.33%	(24.86)%	2.40%	10.76%

Net assets applicable to common shares, end of period (000s omitted)	$448,191		$420,575	$467,738	$439,370	$353,764	$524,862	$567,539

Portfolio turnover rate(d)	8%		2%	10%	14%	57%	23%	20%

Ratios/supplemental data based on average net assets applicable to common shares:
Ratio of expenses to average net assets:
With fee waivers and/or expense reimbursements(e)	1.40	%(f)	1.32%	1.30%	1.54%	2.11%	2.03%	1.36%

With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees(e)(g)	1.12	%(f)	1.06%	1.08%	1.17%	1.03%	1.03%	1.25%

Without fee waivers and/or expense reimbursements(e)	1.53	%(f)	1.37%	1.40%	1.73%	2.28%	2.18%	1.36%

Net investment income before preferred share dividends	7.49	%(f)	8.13%	7.88%	9.92%	8.92%	7.30%	6.86%

Preferred share dividends	0.07	%(f)	0.11%	0.11%

Ratio of net investment income after preferred share dividends	7.42	%(f)	8.02%	7.77%	9.53%	6.78%	4.99%	4.92%

Ratio of interest expense to average net assets	0.19	%(f)	0.17%

Senior securities:
Total preferred shares outstanding	8,840		8,840	8,840	10,200	10,880	13,600	13,600

Total amount of preferred shares outstanding (000s omitted)	$221,000		$221,000	$221,000	$255,000	$272,000	$340,000	$340,000

Asset coverage per preferred share(h)	$75,700		$72,576	$77,912	$68,078	$57,538	$63,629	$66,761

Liquidating preference per preferred share	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000	$25,000

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.
(c)	Total return based on common share market price assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.
(d)	Not annualized for periods less than one year.
(e)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(f)	Ratios are annualized and based on average daily net assets applicable to common shares (000’s omitted) of $432,576.
(g)	For the years ended October 31, 2010 and prior, ratio does not exclude facilitates and maintenance fees.
(h)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets and dividing this by preferred shares outstanding.

27        Invesco Van Kampen Municipal Opportunity Trust

NOTE 12—Legal Proceedings

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

On January 17, 2011, a Consolidated Amended Shareholder Derivative Complaint entitled Clifford Rotz, et al. v. Van Kampen Asset Management et al., was filed on behalf of Invesco Van Kampen High Income Trust II, Invesco Van Kampen Advantage Municipal Income Trust II, Invesco Van Kampen Municipal Opportunity Trust, Invesco Van Kampen Municipal Trust and Invesco Van Kampen Senior Income Trust (the “Trusts”) against Van Kampen Asset Management, Morgan Stanley and certain current and former executive officers of the Trusts (collectively, the “Defendants”) alleging that they breached their fiduciary duties to common shareholders by causing the Trusts to redeem Auction Rate Preferred Securities (“ARPS”) at their liquidation value. Specifically, the shareholders claim that the Board and officers had no obligation to provide liquidity to the ARPS shareholders, the redemptions were improperly motivated to benefit the prior adviser by preserving business relationships with the ARPS holders, i.e., institutional investors, and the market value and fair value of the ARPS were less than par at the time they were redeemed. The Complaint alleges that the redemption of the ARPS occurred at the expense of the Trusts and their common shareholders. This Complaint amends and consolidates two separate complaints that were filed by Clifford T. Rotz, Jr., Robert Fast and Gene Turban on July 22, 2010, and by Harry Suleski, Leon McDermott, Marilyn Morrison and John Johnson on August 3, 2010. Each of the Trusts initially received a demand letter from the plaintiffs on April 8, 2010. Plaintiffs seek judgment that: 1) orders Defendants to refrain from redeeming any ARPS at their liquidation value using Trust assets; 2) awards monetary damages against all Defendants, individually, jointly or severally, in favor of the Trusts, for all losses and damages allegedly suffered as a result of the redemptions of ARPS at their liquidation value; 3) grants appropriate equitable relief to remedy the Defendants’ breaches of fiduciary duties; and 4) awards to Plaintiffs the costs and disbursements of the action. The Board formed a Special Litigation Committee (“SLC”) to investigate these claims and to make a recommendation to the Board regarding whether pursuit of these claims is in the best interests of the Trusts. After reviewing the findings of the SLC’s, the Board announced on June 24, 2011, that it had adopted the SLC’s recommendation to seek dismissal of the action. On October 4, 2011, Invesco filed a motion to dismiss. This matter is pending. The Trust has incurred $314,870 in expenses relating to these matters during the period ended August 31, 2011.
  Management of Invesco and the Trust believe that the outcome of the proceedings described above will have no material adverse effect on the Trust or on the ability of Invesco to provide ongoing services to the Trust.

28        Invesco Van Kampen Municipal Opportunity Trust

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of Invesco Van Kampen Municipal Opportunity Trust (the Fund) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on May 8, 2011, the Board as a whole, and the disinterested or “independent” Trustees, who comprise more than 75% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2011. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board, acting directly and through its committees, meets throughout the year to review the performance of the Invesco Van Kampen funds. Over the course of each year, the Board, acting directly and through its committees, meets with portfolio managers for the funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of the funds. The Board meets regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to the funds.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the funds prepared by Invesco Advisers and an independent company, Lipper, Inc. (Lipper). The independent Trustees are assisted in their annual evaluation of the funds’ investment advisory agreements by fund counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fees for the Invesco Van Kampen funds reflect the results of years of review and negotiation between the Trustees and Van Kampen Asset Management, the funds’ predecessor investment adviser. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Board noted the willingness of Invesco Advisers personnel to engage in open and candid discussions with the Board. One Trustee may have weighed a particular piece of information differently than another Trustee.
  The discussion below is a summary of the Board’s evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of May 8, 2011, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services. Based on their meetings throughout the year with the Fund’s portfolio manager, the Board concluded that these individuals are competent and able to continue to carry out their responsibilities under the Fund’s investment advisory agreement or sub-advisory contracts, as applicable. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers (and previously Van Kampen Asset Management) and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Van Kampen funds such as various back office support functions, equity and fixed income trading operations, internal audit and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Fund’s Lipper performance universe and against the Barclays Capital Municipal Bond Index. The Board noted that the Fund’s performance was in the second quintile of its performance universe for the one year period and the fifth quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund’s performance was above the performance of the Index for the one year period and below the performance of the Index for the three and five year periods. When considering a fund’s performance, the Board places emphasis on trends and longer term returns.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the Fund’s contractual advisory fee rate was below the

29        Invesco Van Kampen Municipal Opportunity Trust

median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board reviewed not only the advisory fees but other fees and expenses (whether paid to Invesco Advisers, its affiliates or others) and the Fund’s overall expense ratio.
  The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients solely for investment management services. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Van Kampen funds relative to other client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of shareholder reports, efforts to support secondary market trading of the Fund’s shares, preparation of financial information and regulatory compliance under the Investment Company Act of 1940, as amended, and stock exchange listing standards, including preparation for, coordinating the solicitation of proxies for, and conducting annual shareholder meetings. The Board noted that sub-advisory fees charged by the Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts were often more comparable. The Board concluded that the aggregate services provided to the Fund were sufficiently different from those provided to institutional clients, and the Board not place significant weight on these fee comparisons.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board also considered the effect this fee waiver would have on the Fund’s total estimated expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Van Kampen funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board noted that most closed-end funds do not have fund level breakpoints because closed-end funds generally do not experience substantial asset growth after the initial public offering. The Board noted that although the Fund does not benefit from economies of scale through contractual breakpoints, the Fund does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Van Kampen funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Van Kampen funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Van Kampen funds. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Van Kampen Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

30        Invesco Van Kampen Municipal Opportunity Trust

Proxy Results

An Annual Meeting (“Meeting”) of Shareholders of Invesco Van Kampen Municipal Opportunity Trust was held on June 17, 2011. The Meeting was held for the following purpose:

(1)	Elect four Class I Trustees, each by the holders of Common Shares of the Fund, each of whom will serve for a three year term or until a successor has been duly elected and qualified.

The results of the voting on the above matter were as follows:

			Votes
	Matter	Votes For	Withheld

(1)	David C. Arch	30,126,127	872,867
	Howard J Kerr	30,113,824	885,170
	Jerry Choate	30,048,370	950,624
	Suzanne Woolsey	29,968,680	1,030,314

31        Invesco Van Kampen Municipal Opportunity Trust

Correspondence information
Send general correspondence to Computershare, P.O. Box 43078, Providence, RI 02940-3078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Trust holdings and proxy voting information
The Trust provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Trust’s semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. Shareholders can also look up the Trust’s Forms N-Q on the SEC website at sec.gov. Copies of the Trust’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file number for the Trust is 811-06567.
     A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Trust voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. In addition, this information is available on the SEC website at sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

VK-CE-MOPP-SAR-1	Invesco Distributors, Inc.

ITEM 2. CODE OF ETHICS.
There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. SCHEDULE OF INVESTMENTS.
Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.
ITEM 11. CONTROLS AND PROCEDURES.
(a)	As of September 16, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of September 16, 2011, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.
(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco Van Kampen Municipal Opportunity Trust
By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date: November 7, 2011

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment CompanyAct of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date: November 7, 2011

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: November 7, 2011

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.